Equipment (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Equipment 1		$ 6,588
Equipment 2		$ 1,694
Equipment 1	$ 3,212
Equipment 2	6,208
Equipment 3	1,291
Equipment 4	$ 2,024